Summary of Quantitative Information About Significant Unobservable Inputs Used in Level Three Fair Value Measurements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value	$ (2,047,407)	$ (1,980,431)
Derivatives embedded in life and annuity contracts - Equity-indexed and forward starting options | Stochastic cash flow model
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value	$ (258,415)	$ (295,305)
Minimum | Derivatives embedded in life and annuity contracts - Equity-indexed and forward starting options | Stochastic cash flow model
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Projected option cost (as a percent)	1.00%	1.00%
Maximum | Derivatives embedded in life and annuity contracts - Equity-indexed and forward starting options | Stochastic cash flow model
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Projected option cost (as a percent)	2.00%	2.00%
Weighted average | Derivatives embedded in life and annuity contracts - Equity-indexed and forward starting options | Stochastic cash flow model
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Projected option cost (as a percent)	1.91%	1.96%